SUBSEQUENT EVENTS (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	6 Months Ended
	Jul. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2021 CNY (¥) item shares	Jun. 30, 2021 USD ($) item shares	Jun. 30, 2020 CNY (¥)	Oct. 31, 2021 item
Subsequent Event [Line Items]
Proceeds from Issuance of Private Placement		¥ 74,636	$ 11,560	¥ 0
Issuance of ordinary shares for private placement, shares | shares		141,809,258	141,809,258
Theoretical maximum total hash rate capacity of bitcoin mining machines		1,189.6	1,189.6
Kazakhstan
Subsequent Event [Line Items]
Number of bitcoin mining machines delivered		7,849	7,849
Total hash rate capacity of delivered bitcoin mining machines		292.7	292.7
Number of bitcoin mining machines deployed at data centers		3,245	3,245
Hash rate capacity of bitcoin mining machines deployed at data centers		126.75	126.75
Number of bitcoin mining machines waiting to be deployed		4,604	4,604
USA
Subsequent Event [Line Items]
Number of bitcoin mining machines delivered		4,300	4,300
Total hash rate capacity of delivered bitcoin mining machines		258.6	258.6
Class A ordinary shares
Subsequent Event [Line Items]
Issuance of ordinary shares for private placement, shares | shares		85,572,963	85,572,963
Subsequent Event
Subsequent Event [Line Items]
Theoretical maximum total hash rate capacity of ethereum deployed					960
Group current production of ethereum per day					17
Ethereum mining machines with a total hash rate capacity expected to deploy					4,800
Subsequent Event | Private Placement
Subsequent Event [Line Items]
Exercise price of warrant | $ / shares	$ 6.81
Price of Warrant | $ / shares	$ 5.00
Proceeds from Issuance of Private Placement | $	$ 50,000
Issuance of ordinary shares for private placement, shares | shares	100,000,000
Subsequent Event | Private Placement | Warrant
Subsequent Event [Line Items]
Warrants Term	3 years
Issuance of ordinary shares for private placement, shares | shares	100,000,000
Subsequent Event | ADS
Subsequent Event [Line Items]
Number of shares converted | shares	1